STOCKHOLERS' EQUITY (Details Textual) (USD $)	1 Months Ended		2 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended									3 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended					6 Months Ended	1 Months Ended
	Jul. 23, 2014	Nov. 21, 2012	Aug. 31, 2014	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	May 31, 2014	Nov. 27, 2012	Jun. 30, 2014	Feb. 02, 2015	Jan. 31, 2013	Mar. 31, 2014	Dec. 31, 2011	Jun. 18, 2014	Mar. 10, 2014	Dec. 03, 2012	Apr. 30, 2014	Dec. 31, 2012	Jan. 06, 2015	Dec. 29, 2010	Dec. 28, 2012	Sep. 30, 2013	Jan. 28, 2014	Dec. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Cash				600,000
Proceeds from sale of common stock					$ 1,275,000	$ 700,000	$ 825,000	$ 475,000
Inventory		1,258					0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,722,500		1,405,000	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		8,000,000					171,350
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					2.61%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					8 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					174.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized					3,137,850		599,155
Distribution Of Net Liabilities To Former Shareholder		105,218					0	105,218
Purchase of domain name							0	60,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value			459,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value			862,124
Stock Issued During Period, Value, Purchase of Assets							0	98,290
Record stock compensation expense					2,626,715	1,833,557	1,950,410	91,778
Liability To Former Principal Shareholder		106,476
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				1,800,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition							1 year 4 months 24 days
Allocated Share-based Compensation Expense					1,714,714
Market Price Of Common Stock	80.00%
Equity Purchase Agreement Description	Under the Equity Purchase Agreement, Kodiak has agreed to provide the Company with up to $3,000,000 of funding upon effectiveness of a registration statement on Form S-1.
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										850,000	25,000	177,500
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price										$ 1.00	$ 1.00	$ 1.00						$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										2.00%	2.00%	2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										183.52%	186.05%	183.83%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate												0.00%
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized									10,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value										$ 2.99	$ 3.15	$ 3.40
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value										1,691,500	53,750	426,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value										2,515,575	77,565	597,838
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period									217,175
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years	1 year	3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition									30 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			425,000										85,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price			$ 1.00							$ 2.99			$ 1.00					$ 2.99
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			2.61%											2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			10 years										10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			174.00%										180.00%	178.45%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%											0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value														$ 1.20
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value													156,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value													241,233
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years										4 years
Share Based Compensation Arrangement Options Grants In Period Grant Date Intrinsic Value														140,000
Share-based Compensation Arrangement, Options, Grant In Period, Fair Value														239,360
Percentage Of Options Vested														25.00%
Number Of Options Expected To Vest Monthly														2,084
Number Of Options Expected To Vest Next Year														2,060
Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											25,000				160,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price				$ 1.00							$ 1.00	$ 3.40			$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											2.00%				2.54%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term											10 years				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											186.00%				174.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value											53,750				205,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value											77,565				361,124
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											1 year				4 years
Employee [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross												177,500
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price											$ 3.15	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate												2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term												10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate												184.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate												0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value														$ 0.50
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value												426,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value												597,838
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period												3 years
Hart Partners LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share							$ 2.38
Common Stock, Shares Subscribed but Unissued							25,000
Stock Issued During Period, Value, Issued for Services							59,500
Seven Advisory Board [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Issued To Purchase Common Stock																100,000
Eleven Advisors and Consultants [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Issued To Purchase Common Stock																100,000
Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate													2.66%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value													$ 2.90
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years														4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value			$ 2.10
Maximum [Member] | Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value															$ 2.50
Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate													2.54%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value													$ 2.80
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			0 years														0 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value			$ 2.06
Minimum [Member] | Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value															$ 2.15
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share				$ 1.00			$ 1.00	$ 0.50		$ 1.00					$ 1.00			$ 1.00	$ 0.01					0.50
Stock Issued During Period, Shares, Issued for Cash				600,000			825,000	950,000										675,000	2,400,000
Proceeds from sale of common stock				600,000			825,000	475,000										675,000	24,000
Stock Issued During Period, Shares, Purchase of Assets		14,582,500
Stock Issued During Period, Value, Purchase of Assets		98,290
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Share Value, Amount																														15,000
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price							$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																					2.67%	2.00%	2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				8 years																	10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																					170.00%	178.45%	170.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																					0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value																					$ 3.16	$ 1.24	$ 2.65
Warrants Issued To Purchase Common Stock				1,800,000																1,800,000	750,000	750,000	250,000
Warrants Issued To Purchase Common Stock Exercise Price				$ 1.00																$ 1.00	$ 1.00	$ 0.01	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																								929,734
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Aggregate Intrinsic Value																					1,620,000	922,500	412,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants Fair Value																					2,361,731	929,734	659,847
Warrant [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										750,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price										$ 1.00								$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										170.74%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value										$ 2.99
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value										1,492,500
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value										2,207,000
Warrants Issued To Purchase Common Stock																									500,000
Kodiak Capital Group LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares Subscribed but Unissued					599,598
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share																										$ 0.001
Stock Issued During Period, Shares, Issued for Cash																										8,000,000
Proceeds from sale of common stock																										8,000
Domain [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share																											$ 1.75
Purchase of domain name																											60,000
Stock Issued During Period, Shares, Purchase of Assets																											25,000
Stock Issued During Period, Value, Purchase of Assets																											43,750
Chief Financial Officer [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										850,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price										$ 1.00								$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term										10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										184.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value										1,691,500
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value										2,515,575
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period										3 years
Chief Financial Officer [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																												155,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																												2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																												10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value																												$ 1.00
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value																												324,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value																												475,041
Chief Financial Officer [Member] | Maximum [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																												188.37%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value																												$ 3.51
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																												4 years
Chief Financial Officer [Member] | Minimum [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																												180.83%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value																												$ 3.00
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																												2 years
Monarch Bay Securities LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share																													$ 3.19
Common Stock, Shares Subscribed but Unissued																													850,000
Stock Issued During Period, Value, Issued for Services																													2,711,500
Jeremy Bryant and Thad Benshoof [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of Stock, Price Per Share																					$ 3.16
Common Stock, Shares Subscribed but Unissued																					2,800,000
Stock Issued During Period, Value, Issued for Services																					$ 8,848,000